Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2023
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Recently Issued Accounting Standards
Note 24. Recently Issued Accounting Standards
New and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2023 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback
In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted and that fact must be disclosed.
The amendments are not expected to have a material impact on the Company’s consolidated financial statements.
Amendments to IAS 1: Classification of Liabilities as Current or Non-current
In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

•	What is meant by a right to defer settlement;
•	That a right to defer must exist at the end of the reporting period;
•	That classification is unaffected by the likelihood that an entity will exercise its deferral right; and
•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The Company is currently assessing the impact the amendments will have on current practice.
Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7
In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of consolidated financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted, but will need to be disclosed.
The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

The Enhancement and Standardization of Climate-Related Disclosures for Investors
On March 6, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. On April 4, 2024, the SEC issued an order staying the rule’s enforcement. The Company is assessing the impact of this rule and the stay for disclosure to investors.